Revenue - Construction Segment Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Net revenue	1,811.6	1,782.4
Construction
Disaggregation of Revenue [Line Items]
Revenue	712.9	716.2
Other revenue	0.4	0.2
Net revenue	713.3	716.4
Construction | Commercial
Disaggregation of Revenue [Line Items]
Revenue	205.4	253.4
Construction | Convention
Disaggregation of Revenue [Line Items]
Revenue	77.4	155.8
Construction | Healthcare
Disaggregation of Revenue [Line Items]
Revenue	49.5	105.0
Construction | Industrial
Disaggregation of Revenue [Line Items]
Revenue	238.0	79.5
Construction | Transportation
Disaggregation of Revenue [Line Items]
Revenue	64.8	53.0
Construction | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 77.8	$ 69.5